Income Taxes (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Income Tax Disclosure [Abstract]
Income tax benefit	$ (16,071)	$ (1,028)	$ (20,589)	$ (3,234)